Related Party Transactions	12 Months Ended
Sep. 30, 2023
Related Party Transactions [Abstract]
Related party transactions
26.	Related party transactions

Compensation of key management personnel

The Company’s directors and members of the executive committee are the Company’s key management personnel. Compensation awarded to key management include the following:

	Year ended September 30,
	2023	2022	2021
	$	$	$

Salaries and short-term employee benefits	1,883,078	2,050,590	1,181,382
Stock-based compensation	850,271	1,134,006	2,628,320
	2,733,349	3,184,596	3,809,702

Transactions with related parties

	Year ended September 30,
	2023	2022	2021
Entity with significant influence over the Company	$	$	$

Consolidated statement of loss
Revenue – Services and products	—	—	115,698
Purchases – Cost of sales	—	—	6,540
Loss (gain) on revaluation of convertible loans	—	(704,912)	2,062,165

On November 1, 2021, the Company concluded a non-cash transaction of $3,703,920 with an entity with significant influence over the Company. Refer to Notes 11 and 16.